Operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2015
Operations and reorganization
Schedule of ownership structure of the subsidiaries, VIE and VIE's subsidiary

Company	Date of Incorporation	Place of Incorporation	Percentage of Direct/ Indirect Economic Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or “the WFOE”)	October 11, 2010	PRC	100%

Major VIE and VIE’s subsidiary
Beijing Weimeng Technology Co., Ltd (“Weimeng” or “the VIE”)	August 9, 2010	PRC	100%

Beijing Weibo Interactive Internet Technology Co., Ltd. (‘‘Weibo Interactive’’)	Acquired in May 2013 (Note 6)	PRC	100%

Schedule of expenses allocated from SINA

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Cost of revenues	$14,760	$—	$—
Sales and marketing	6,074	17,417	1,263
Product development	19,256	18,362	19,531
General and administrative	4,215	6,581	3,884

	$44,305	$42,360	$24,678

Schedule of assets, liabilities, results of operations and cash flows of the VIE and its subsidiary taken as a whole, including the Predecessor Operations

	As of December 31,
	2014	2015
	(In thousands)
Cash, cash equivalents and short-term Investments	$10,674	$129,154
Accounts receivable	118,891	120,937
Property and equipment, net	2,092	1,277
Goodwill	11,357	10,821
Intangible assets	3,539	1,966
Prepayment for long-term investments	3,481	1,660
Deferred tax assets	31	1,493
Long-term investments	37,594	38,104
Others	12,409	26,838

Total assets	$200,068	$332,250

Accrued liabilities	$34,439	$66,075
Amount due to SINA	24,076	8,465
Amount due to the subsidiaries of the Group	121,977	232,006
Deferred revenues	14,117	29,567
Income tax payable	2	3,257
Deferred tax liability	873	477
Others	301	25

Total liabilities	$195,785	$339,872

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Net revenues	$169,819	$298,767	$391,568
Net income (loss)	$23,189	$(6,351)	$(10,572)

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Net cash provided by operating activities	$32,877	$14,198	$158,290
Net cash used in investing activities	$(11,004)	$(9,552)	$(39,965)
Net cash used in financing activities	$(13,037)	$(5,997)	$—
Net increase (decrease) in cash and cash equivalents	$8,836	$(1,351)	$118,325